Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Short-Term Borrowings

Note 13: Short-Term Borrowings

Table 13.1 shows selected information for short-term borrowings, which generally mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 15 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 13.1: Short-Term Borrowings

	2018		2017		2016
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold under agreements to repurchase	$92,430	2.65%	$88,684	1.30%	$78,124	0.17%
Commercial paper	—	—	—	—	120	0.93
Other short-term borrowings	13,357	1.63	14,572	0.72	18,537	0.28
Total	$105,787	2.52	$103,256	1.22	$96,781	0.19
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold under agreements to repurchase	$90,348	1.78	$82,507	0.90	$99,955	0.33
Commercial paper	—	—	16	0.95	256	0.86
Other short-term borrowings	13,919	0.79	16,399	0.13	14,976	0.02
Total	$104,267	1.65	$98,922	0.77	$115,187	0.29
Maximum month-end balance
Federal funds purchased and securities sold under agreements to repurchase (1)	$93,918	N/A	$91,604	N/A	$109,645	N/A
Commercial paper (2)	—	N/A	78	N/A	519	N/A
Other short-term borrowings (3)	16,924	N/A	19,439	N/A	18,537	N/A
N/A- Not applicable

(1)	Highest month-end balance in each of the last three years was November 2018, November 2017 and October 2016.

(2)	There were no month-end balances in 2018; highest month-end balance in the remaining years was January 2017 and March 2016.

(3)	Highest month-end balance in each of the last three years was January 2018, February 2017 and December 2016.